Note 1 - Nature of Operations and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
Note 1:	Nature of Operations and Summary of Significant Accounting Policies

Basis of Presentation

These unaudited financial statements represent the condensed consolidated financial statements of The Joint Corp. (“The Joint”) and its wholly owned subsidiary The Joint Corporate Unit No. 1, LLC (collectively, the “Company”). These unaudited condensed consolidated financial statements should be read in conjunction with The Joint Corp. and Subsidiary consolidated financial statements and the notes thereto as set forth in The Joint Corp.’s Form 10-K, which included all disclosures required by generally accepted accounting principles. In the opinion of management, these unaudited condensed consolidated financial statements contain all adjustments necessary to present fairly the Company’s financial position on a consolidated basis and the consolidated results of operations and cash flows for the interim periods presented. The results of operations for the periods ended September 30, 2015 and 2014 are not necessarily indicative of expected operating results for the full year. The information presented throughout the document as of and for the periods ended September 30, 2015 and 2014 is unaudited.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of The Joint Corp. and its wholly owned subsidiary, The Joint Corporate Unit No. 1, LLC (collectively, the “Company”), which was dormant for all periods presented.

All significant intercompany accounts and transactions between The Joint Corp. and its subsidiary have been eliminated in consolidation.

Comprehensive Loss

 Net loss and comprehensive loss are the same for the three and nine months ended September 30, 2015 and 2014.

Nature of Operations

The Joint Corp., a Delaware corporation, was formed on March 10, 2010. Its principal business purposes are owning, operating, managing and franchising chiropractic clinics, selling regional developer rights and supporting the operations of owned, managed and franchised chiropractic clinics at locations throughout the United States of America. The franchising of chiropractic clinics is regulated by the Federal Trade Commission and various state authorities.

The following table summarizes the number of clinics in operation under franchise agreements or that are company-owned or managed for the three and nine months ended September 30, 2015 and 2014:

	Three Months Ended September 30,		Nine Months Ended September 30,
Franchised clinics:	2015	2014	2015	2014
Clinics open at beginning of period	239	215	242	175
Opened during the period	13	16	36	57
Acquired during the period	(2)	-	(23)	-
Closed during the period	(2)	(1)	(7)	(2)
Clinics in operation at the end of the period	248	230	248	230

	Three Months Ended September 30,		Nine Months Ended September 30,
Company-owned or managed clinics:	2015	2014	2015	2014
Clinics open at beginning of period	23	-	4	-
Opened during the period	4	-	4	-
Acquired during the period	2	-	23	-
Closed during the period	-	-	(2)	-
Clinics in operation at the end of the period	29	-	29	-

Total clinics in operation at the end of the period	277	230	277	230

Clinic licenses sold but not yet developed	180	248	180	248

Variable Interest Entities

An entity deemed to hold the controlling interest in a voting interest entity or deemed to be the primary beneficiary of a variable interest entity (“VIE”) is required to consolidate the VIE in its financial statements. An entity is deemed to be the primary beneficiary of a VIE if it has both of the following characteristics: (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb the majority of losses of the VIE or the right to receive the majority of benefits from the VIE. Investments where the Company does not hold the controlling interest and are not the primary beneficiary are accounted for under the equity method.

Certain states in which the Company manages clinics, regulate the practice of chiropractic care and require that chiropractic services be provided by legal entities organized under state laws as professional corporations or PCs. Such PCs are VIEs. In these states, the Company has entered into management services agreements with PCs under which the Company provides on an exclusive basis, all non-clinical services of the chiropractic practice.  The Company has analyzed its relationship with the PCs and has determined that the Company does not have the power to direct the activities of the PCs. As such, the activity of the PCs is not included in the Company’s consolidated financial statements.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company continually monitors its positions with, and credit quality of, the financial institutions with which it invests. As of the balance sheet date and periodically throughout the period, the Company has maintained balances in various operating accounts in excess of federally insured limits. The Company has invested substantially all of the proceeds of its IPO in short-term bank deposits. The Company had no cash equivalents as of September 30, 2015 and December 31, 2014.

Restricted Cash

Restricted cash relates to cash franchisees and corporate clinics contribute to the Company’s National Marketing Fund and cash franchisees provide to various voluntary regional Co-Op Marketing Funds. Cash contributed by franchisees to the National Marketing Fund is to be used in accordance with the Franchise Disclosure Document with a focus on regional and national marketing and advertising.

Concentrations of Credit Risk

From time to time the Company grants credit in the normal course of business to franchisees related to the collection of royalties and other operating revenues. The Company periodically performs credit analysis and monitors the financial condition of the franchisees to reduce credit risk.  As of December 31, 2014, six franchisees represented 56% of outstanding accounts receivable. The Company did not have any customers that represented greater than 10% of its accounts receivable or revenues during the three and nine months ended September 30, 2015 and 2014.

Accounts Receivable

Accounts receivable represent amounts due from franchisees for initial franchise fees, royalty fees and marketing and advertising expenses. The Company considers a reserve for doubtful accounts based on the creditworthiness of the franchisee. The provision for uncollectible amounts is continually reviewed and adjusted to maintain the allowance at a level considered adequate to cover future losses. The allowance is management’s best estimate of uncollectible amounts and is determined based on specific identification and historical performance that the Company tracks on an ongoing basis. The losses ultimately could differ materially in the near term from the amounts estimated in determining the allowance. As of September 30, 2015 and December 31, 2014, the Company had an allowance for doubtful accounts of $85,376 and $81,032, respectively.

Deferred Franchise Costs

Deferred franchise costs represent commissions that are paid in conjunction with the sale of a franchise and are expensed when the respective revenue is recognized, which is generally upon the opening of a clinic.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of three to seven years. Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the assets.

Maintenance and repairs are charged to expense as incurred; major renewals and improvements are capitalized. When items of property or equipment are sold or retired, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is included in income.

Software Developed

The Company capitalizes most software development costs. These capitalized costs are primarily related to proprietary software used by clinics for operations and by the Company for the management of operations. Costs incurred in the preliminary stages of development are expensed as incurred. Once an application has reached the development stage, internal and external costs, if direct and incremental, are capitalized as assets in progress until the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of all substantial testing. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional functionality. Software developed is recorded as part of property and equipment. Maintenance and training costs are expensed as incurred. Internal use software is amortized on a straight line basis over its estimated useful life, generally 5 years.

Intangible Assets

Intangible assets consist primarily of re-acquired franchise rights and customer relationships.  The Company amortizes the fair value of re-acquired franchise rights over the remaining contractual terms of the re-acquired franchise rights at the time of the acquisition, which range from six to seven years. The fair value of customer relationships is amortized over their estimated useful life of 2 years.

Goodwill

Goodwill consists of the excess of the purchase price over the fair value of tangible and identifiable intangible assets acquired in the acquisitions discussed in Note 2.  Under ASC 350-10, goodwill and intangible assets deemed to have indefinite lives are no longer amortized but are subject to annual impairment tests. As required, the Company performs an annual impairment test of goodwill as of the first day of the fourth quarter or more frequently if events or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recovered. The Company looks primarily to estimated undiscounted future cash flows in its assessment of whether or not long-lived assets have been impaired. No impairments of long-lived assets were recorded for the periods ended September 30, 2015 and 2014.

Advertising Fund

The Company has established an advertising fund for national/regional marketing and advertising of services offered by its clinics. The monthly marketing fee was increased to 2% in January 2015. The Company segregates the marketing funds collected which are included in restricted cash on its consolidated balance sheets. As amounts are expended from the fund, the Company recognizes advertising fund revenue and a related expense properly eliminating intercompany transactions. Amounts collected in excess of marketing expenditures are included in restricted cash on the Company’s consolidated balance sheets.

Co-Op Marketing Funds

Some franchises have established regional Co-Ops for advertising within their local and regional markets. The Company maintains a custodial relationship under which the marketing funds collected are segregated and used for the purposes specified by the Co-Ops’ officers. The marketing funds are included in restricted cash on the Company’s consolidated balance sheets.

Deferred Rent

The Company leases office space for its corporate offices and company-owned and managed clinics under operating leases, which may include rent holidays and rent escalation clauses.  It recognizes rent holiday periods and scheduled rent increases on a straight-line basis over the term of the lease.  The Company records tenant improvement allowances as deferred rent liabilities and amortizes the allowance over the term of the lease, as a reduction to rent expense.

Revenue Recognition

The Company generates revenue through initial franchise fees, regional developer fees, royalties, advertising fund revenue, IT related income, and computer software fees, and from its company-owned and managed clinics.

Franchise Fees. The Company requires the entire non-refundable initial franchise fee to be paid upon execution of a franchise agreement, which typically has an initial term of ten years. Initial franchise fees are recognized as revenue when the Company has substantially completed its initial services under the franchise agreement, which typically occurs upon opening of the clinic.  The Company’s services under the franchise agreement include: training of franchisees and staff, site selection, construction/vendor management and ongoing operations support. The Company provides no financing to franchisees and offers no guarantees on their behalf.

During the three and nine months ended September 30, 2015, the Company terminated 10 and 30 franchise licenses, respectively, that were in default of various obligations under their respective franchise agreements. In conjunction with these terminations, during the three and nine months ended September 30, 2015, the Company recognized $290,000 and $870,000 of revenue, respectively, and $153,000 and $389,750 of costs, respectively which were previously deferred.

Regional Developer Fees. During 2011, the Company established a regional developer program to engage independent contractors to assist in developing specified geographical regions. Under this program, regional developers pay a license fee ranging from $7,250 to 25% of the then current franchise fee, for each franchise they receive the right to develop within the region. Each regional developer agreement establishes a minimum number of franchises that the regional developer must develop. Regional developers receive fees ranging from $14,500 to $19,950 which are collected upon the sale of franchises within their region and a royalty of 3% of sales generated by franchised clinics in their region. Regional developer fees are non-refundable and are recognized as revenue when the Company has performed substantially all initial services required by the regional developer agreement, which generally is considered to be upon the opening of each franchised clinic. Upon the execution of a regional developer agreement, the Company estimates the number of franchised clinics to be opened, which is typically consistent with the contracted minimum. When the Company anticipates that the number of franchised clinics to be opened will exceed the contracted minimum, the license fee on a per-clinic basis is determined by dividing the total fee collected from the regional developer by the number of clinics expected to be opened within the region. Certain regional developer agreements provide that no additional fee is required for franchises developed by the regional developer above the contracted minimum, while other regional developer agreements require a supplemental payment. The Company reassesses the number of clinics expected to be opened as the regional developer performs under its regional developer agreement. When a material change to the original estimate becomes apparent, the fee per clinic is revised on a prospective basis, and the unrecognized fees are allocated among, and recognized as revenue upon the opening of, the expected remaining unopened franchised clinics within the region. The franchisor’s services under regional developer agreements include site selection, grand opening support for the clinics, sales support for identification of qualified franchisees, general operational support and marketing support to advertise for ownership opportunities. Several of the regional developer agreements grant the Company the option to repurchase the regional developer’s license.

Revenues and Management Fees from Company Clinics.  The Company earns revenues from clinics that it owns and operates or manages throughout the United States.  In those states where the Company owns and operates the clinic, revenues are recognized when services are performed. The Company offers a variety of membership and wellness packages which feature discounted pricing as compared with its single-visit pricing.  Amounts collected up front for membership and wellness packages are recorded as deferred revenue and recognized when the service is performed.  In other states where state law requires the chiropractic practice to be owned by a licensed chiropractor, the Company enters into a management agreement with the doctor’s PC.  Under the management agreement, the Company provides administrative and business management services to the doctor’s PC in return for a monthly management fee.  When the collectability of the full management fee is uncertain, the Company recognizes management fee revenue only to the extent of fees expected to be collected from the PCs.

Royalties. The Company collects royalties, as stipulated in the franchise agreement, equal to 7% of gross sales, and a marketing and advertising fee currently equal to 2% of gross sales. Certain franchisees with franchise agreements acquired during the formation of the Company pay a monthly flat fee. Royalties are recognized as revenue when earned. Royalties are collected bi-monthly two working days after each sales period has ended.

IT Related Income and Software Fees.  The Company collects a monthly computer software fee for use of its proprietary chiropractic software, computer support, and internet services support. These fees are recognized on a monthly basis as services are provided. IT related revenue represents a flat fee to purchase a clinic’s computer equipment, operating software, preinstalled chiropractic system software, key card scanner (patient identification card), credit card scanner and credit card receipt printer. These fees are recognized as revenue upon receipt of equipment by the franchisee.

Advertising Costs

The Company incurs advertising costs in addition to those included in the advertising fund. The Company’s policy is to expense all operating advertising costs as incurred. Advertising expenses were $377,122 and $853,110 for the three and nine months ended September 30, 2015, respectively. Advertising expenses were $53,691 and $93,730 for the three and nine months ended September 30, 2014, respectively.

Income Taxes

The Company accounts for income taxes in accordance with the ASC 740 that requires the recognition of deferred income taxes for differences between the basis of assets and liabilities for financial statement and income tax purposes. The differences relate principally to depreciation of property and equipment and treatment of revenue for franchise fees and regional developer fees collected. Deferred tax assets and liabilities represent the future tax consequence for those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Deferred taxes are also recognized for operating losses that are available to offset future taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company accounts for uncertainty in income taxes by recognizing the tax benefit or expense from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the position. The Company measures the tax benefits and expenses recognized in the condensed consolidated financial statements from such a position based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution.

At September 30, 2015 and December 31, 2014, the Company maintained a liability for income taxes for uncertain tax positions of approximately $142,000 and $122,000, respectively, of which $36,000 and $30,000, respectively, represent penalties and interest and are recorded in the  “other liabilities” section of the accompanying condensed consolidated balance sheets. Interest and penalties associated with tax positions are recorded in the period assessed as general and administrative expenses. The Company’s tax returns for tax years subject to examination by tax authorities include 2011 through the current period for state and 2012-through the current period for federal reporting purposes.

Loss per Common Share

Basic loss per common share is computed by dividing the net loss by the weighted-average number of common shares outstanding during the period. Diluted loss per common share is computed by giving effect to all potentially dilutive common shares including preferred stock, restricted stock, and stock options.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014

Net income (loss)	$(1,656,722)	$(202,373)	$(5,416,317)	$(464,019)

Weighted average common shares outstanding - basic	9,844,964	4,828,122	9,777,119	4,819,861
Effect of dilutive securities:
Stock options	-	-	-	-
Weighted average common shares outstanding - diluted	9,844,964	4,828,122	9,777,119	4,819,861

Basic and diluted loss per share	$(0.17)	$(0.04)	$(0.55)	$(0.10)

The following table summarizes the potential shares of common stock that were excluded from diluted net loss per share, because the effect of including these potential shares was anti-dilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Unvested restricted stock	393,339	542,354	393,339	542,354
Stock options	524,600	266,555	524,600	266,555
Warrants	90,000	-	90,000	-

Stock-Based Compensation

The Company accounts for share based payments by recognizing compensation expense based upon the estimated fair value of the awards on the date of grant. The Company determines the estimated grant-date fair value of restricted shares using quoted market prices and the grant-date fair value of stock options using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding the components of the model, including the estimated fair value of underlying common stock, risk-free interest rate, volatility, expected dividend yield and expected option life. Prior to the IPO the grant date fair value was determined by the Board of Directors. Changes to the assumptions could cause significant adjustments to the valuation. The Company recognizes compensation costs ratably over the period of service using the straight-line method.

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Items subject to significant estimates and assumptions include the allowance for doubtful accounts, share-based compensation arrangements, fair value of stock options, useful lives and realizability of long-lived assets, classification of deferred revenue and deferred franchise costs and the related deferred tax assets and liabilities as long-term or current, uncertain tax positions, realizability of deferred tax assets, impairment of goodwill and intangible assets and purchase price allocations.

Recent Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. The new standard becomes effective for us on January 1, 2018. The Company is evaluating the effect that ASU 2014-09 will have on its consolidated financial statements and related disclosures. The Company has not yet selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements - Going Concern: Disclosures about an Entity’s Ability to Continue as a Going Concern.” The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date the financial statements are issued. An entity must provide certain disclosures if conditions or events raise substantial doubt about the entity’s ability to continue as a going concern. The new guidance is effective for annual periods ending after December 15, 2016, and interim periods thereafter. The Company is currently evaluating the impact of the adoption of ASU No. 2014-15 on its consolidated financial statements.

In April 2015, the FASB issued ASU 2015-03, “Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs.”  The update requires debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability instead of being presented as an asset.  Debt disclosures will include the face amount of the debt liability and the effective interest rate.  The update requires retrospective application and represents a change in accounting principle.  The update is effective for fiscal years beginning after December 15, 2015.  Early adoption is permitted for financial statements that have not been previously issued.  ASU 2015-03 is not expected to have a material impact on the Company’s consolidated financial statements.

In April 2015, FASB issued ASU No. 2015-05, “Customer's Accounting for Fees Paid in a Cloud Computing Arrangement.”  The guidance provides clarification on whether a cloud computing arrangement includes a software license.  If a software license is included, the customer should account for the license consistent with its accounting of other software licenses. If a software license is not included, the arrangement should be accounted for as a service contract.  The update is effective for reporting periods beginning after December 15, 2015.  The Company is currently evaluating the impact of the adoption of ASU No. 2015-05 on its consolidated financial statements.

In September 2015, the FASB issued Accounting Standards Update ("ASU") 2015-16, "Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments." The update requires than an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined, including the cumulative effect of the change in provisional amount as if the accounting had been completed at the acquisition date. The adjustments related to previous reporting periods since the acquisition date must be disclosed by income statement line item either on the face of the income statement or in the notes. The Company adopted this ASU during the three months ended September 30, 2015. Accordingly, the Company applied the amendments in this update to the measurement period adjustments made during the three months ended September 30, 2015 with no material effect on previous-period or current-period earnings. See "Note 2—Acquisitions" for more information regarding adjustments to provisional amounts that occurred during the three months ended September 30, 2015.

Note 1:      Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

The Joint Corp. (“The Joint”), a Delaware corporation, was formed on March 10, 2010, for the purpose of franchising chiropractic clinics, selling regional developer rights and supporting the operations of franchised chiropractic clinics at locations throughout the United States of America. The franchising of chiropractic clinics is regulated by the Federal Trade Commission and various state authorities.

The Joint Corporate Unit No. 1, LLC (“Clinic”), an Arizona limited liability company, was formed on July 14, 2010, for the purpose of operating chiropractic clinics in the state of Arizona. It operated one company-owned clinic the assets of which were sold on July 1, 2012. All remaining account balances were consolidated with The Joint as of December 31, 2012.

We completed our initial public offering of 3,000,000 shares of common stock at a price to the public of $6.50 per share on November 14, 2014, whereupon we received aggregate net proceeds of approximately $17,065,000 after deducting underwriting discounts, commissions and other offering expenses. Our underwriters exercised their option to purchase 450,000 additional shares of common stock to cover over-allotments on November 18, 2014, pursuant to which we received aggregate net proceeds of approximately $2,710,000, after deducting underwriting discounts, commissions and expenses.  Also, in conjunction with the IPO, we issued warrants to the underwriters for the purchase of 90,000 shares of common stock, which can be exercised between November 10, 2015 and November 10, 2018 at an exercise price of $8.125 per share.

The following table summarizes the number of clinics in operation for years ended December 31, 2014 and 2013.

	Year Ended December 31,
	2014	2013
Clinics open at beginning of period	175	82
Clinics opened during the period	73	93
Clinics closed during the period	(2)	-
Clinics in operation at the end of the period	246	175

Clinics sold but not yet operational	268	223

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of The Joint Corp. and its wholly owned subsidiary, The Joint Corporate Unit No. 1, LLC (collectively, the “Company”).

All significant intercompany accounts and transactions between The Joint Corp. and its subsidiary have been eliminated in consolidation.

Cash and Cash Equivalents

We consider all highly liquid instruments purchased with an original maturity of three months or less to be cash. We continually monitor our positions with, and credit quality of, the financial institutions with which we invest. As of the balance sheet date and periodically throughout the year, we have maintained balances in various operating accounts in excess of federally insured limits. We have invested substantially all of the proceeds of our IPO in short-term bank deposits. We had no cash equivalents as of December 31, 2014 and 2013.

Restricted Cash

Restricted cash held by the Company relates to cash franchisees are required to contribute to our National Marketing Fund and cash franchisees provide to various voluntary regional Co-Op Marketing Funds. Cash contributed to the National Marketing Fund is to be used in accordance with the Franchise Disclosure Document with a focus on regional and national marketing and advertising.

Concentrations of Credit Risk

In certain circumstances, we grant credit to franchisees related to the collection of initial franchise fees, royalties, and other operating revenues. We periodically perform credit analysis and monitor the financial condition of the franchisees to reduce credit risk. As of December 31, 2014 and 2013, six and two franchisees, respectfully, represented 56% and 54% of outstanding accounts receivable. We did not have any franchisees that represented greater than 10% of our revenues during the years ended December 31, 2014 and 2013.

Accounts Receivable

Accounts receivable represent amounts due from franchisees for initial franchise fees, royalty fees and marketing and advertising expenses. We consider a reserve for doubtful accounts based on the creditworthiness of the franchisee. The provision for uncollectible amounts is continually reviewed and adjusted to maintain the allowance at a level considered adequate to cover future losses. The allowance is management’s best estimate of uncollectible amounts and is determined based on specific identification and historical performance we track on an ongoing basis. The losses ultimately could differ materially in the near term from the amounts estimated in determining the allowance. We determined that an allowance for doubtful accounts was not necessary at December 31, 2013. As of December 31, 2014, we had an allowance for doubtful accounts of $81,032.

Deferred Franchise Costs

Deferred franchise costs represent commissions that are paid in conjunction with the sale of a franchise and are expensed when the respective revenue is recognized, which is generally upon the opening of a clinic.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of three to seven years. Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the assets.

Maintenance and repairs are charged to expense as incurred; major renewals and improvements are capitalized. When items of property or equipment are sold or retired, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is included in other income.

Software Developed

We capitalize most software development costs. These capitalized costs are primarily related to proprietary software used by clinics for operations and the Company for management of operations. Costs incurred in the preliminary stages of development are expensed as incurred. Once an application has reached the development stage, internal and external costs, if direct and incremental, are capitalized as assets in progress until the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of all substantial testing. We also capitalize costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional functionality. Software developed is recorded as part of property and equipment. Maintenance and training costs are expensed as incurred. Internal use software is amortized on a straight line basis over its estimated useful life, generally 5 years.

Intangible Assets

Intangible assets consist primarily of re-acquired franchise rights, and customer relationships.  We amortize the fair value of re-acquired franchise rights over the remaining contractual terms of the re-acquired franchise rights at the time of the acquisition, which was 7 years. The fair value of customer relationships is amortized over their estimated useful life of 2 years.

Goodwill

As of December 31, 2014, we had recorded goodwill of $677,204. Goodwill consists of the excess of the purchase price over the fair value of tangible and identifiable intangible net assets acquired in the acquisition of six franchises on December 31, 2014 (See Note 2). Under FASB ASC 350-10, goodwill and intangible assets deemed to have indefinite lives are no longer amortized but are subject to annual impairment tests, and tests between annual tests in certain circumstances, based on estimated fair value in accordance with FASB ASC 350-10, and written down when impaired.

Long-Lived Assets

We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recovered. We look primarily to undiscounted future cash flows in our assessment of whether or not long-lived assets have been impaired. No impairments of long-lived assets were recorded for the years ended December 31, 2014 and 2013.

Advertising Fund

We have established an advertising fund for national/regional marketing and advertising of services offered by the clinics owned by the franchisees. As stipulated in the typical franchise agreement, a franchisee, in addition to the monthly royalty fee, pays a monthly marketing fee of 1% of gross sales, which increased at our discretion to 2%  in January 2015. We segregate the marketing funds collected and use the funds for specific purposes as outlined in the Franchise Disclosure Document. These funds are included in restricted cash on our consolidated balance sheet. As amounts are expended from the fund, we recognize advertising fund revenue and a related expense. Amounts collected in excess of marketing expenditures are included in restricted cash on our consolidated balance sheets.

Co-Op Marketing Funds

Some franchises have established regional Co-Ops for advertising within their local and regional markets. We maintain an agency relationship under which the marketing funds collected are segregated and used for the purposes specified by the Co-Ops officers. The marketing funds are included in restricted cash on our consolidated balance sheets.

Deferred Rent

The Company leases its office space and company-owned clinics under operating leases, which may include rent holidays and rent escalation clauses.  The Company recognizes rent holiday periods and scheduled rent increases on a straight-line basis over the term of the lease.  The Company records tenant improvement allowances as deferred rent liabilities and amortizes the allowance over the term of the lease, as a reduction to rent expense.

Revenue Recognition

We generate revenue through initial franchise fees, regional developer fees, transfer fees, royalties, IT related income, and computer software fees.

Initial Franchise Fees. We require the entire non-refundable initial franchise fee to be paid upon execution of a franchise agreement, which has an initial term of ten years. Initial franchise fees are recognized as revenue when we have substantially completed our initial services under the franchise agreement, which typically occurs upon opening of the clinic.  Our services under the franchise agreement include: training of franchisee and staff, site selection, construction/vendor management and ongoing operations support. We provide no financing to franchisees or offer guarantees on their behalf.

Regional Developer Fees. During 2011, we established a regional developer program to engage independent contractors to assist in developing specified geographical regions. Under this program, regional developers pay a license fee of 25% of the then current franchise fee for each franchise they receive the right to develop within a specified geographical region. Each regional developer agreement establishes a minimum number of franchises that the regional developer must develop. Regional developers receive 50% of franchise fees collected upon the sale of franchises within their region and a royalty of 3% of sales generated by franchised clinics in their region. Regional developer fees are non-refundable and are recognized as revenue when we have performed substantially all initial services required by the regional developer agreement, which generally is considered to be upon the opening of each franchised clinic. Upon the execution of a regional developer agreement, we estimate the number of franchised clinics to be opened, which is typically consistent with the contracted minimum. When we anticipate that the number of franchised clinics to be opened will exceed the contracted minimum, the license fee on a per-clinic basis is determined by dividing the total fee collected from the regional developer by the number of clinics expected to be opened within the region. Certain regional developer agreements provide that no additional fee is required for franchises developed by the regional developer above the contracted minimum, while other regional developer agreements require a supplemental payment. We reassess the number of clinics expected to be opened as the regional developer performs under its regional developer agreement. When a material change to the original estimate becomes apparent, the fee per clinic is revised on a prospective basis, and the unrecognized fees are allocated among, and recognized as revenue upon the opening of, the remaining unopened franchised clinics within the region. The franchisor’s services under regional developer agreements include site selection, grand opening support for two clinics, sales support for identification of qualified franchisees, general operational support and marketing support to advertise for ownership opportunities. Several of our regional developer agreements grant us the option to repurchase the regional developer’s license.

Royalties.  We collect royalties, as stipulated in the franchise agreement, equal to 7% of gross sales, and a marketing and advertising fee currently of 1% of gross sales. Certain franchisees with franchise agreements acquired during the formation of the Company pay a monthly flat fee. Royalties are recognized as revenue when earned. Royalties are collected bi-monthly two working days after each sales period has ended.

IT Related Income and Software Fees.  We collect a monthly computer software fee for use of our proprietary chiropractic software, computer support, and internet services support, which was made available to all  clinics in April 2012. These fees are recognized on a monthly basis as services are provided. IT related revenue represents a flat fee to purchase a clinic’s computer equipment, operating software, preinstalled chiropractic system software, key card scanner (patient identification card), credit card scanner and credit card receipt printer. These fees are recognized as revenue  upon receipt of equipment by the franchisee.

Advertising Costs

We incur advertising costs in addition to those included in the advertising fund. Our policy is to expense all operating advertising costs as incurred. Advertising expenses for years ended December 31, 2014 and 2013 were $145,492 and $323,219, respectively.

Income Taxes

We account for income taxes in accordance with the Accounting Standards Codification that requires the recognition of deferred income taxes for differences between the basis of assets and liabilities for financial statement and income tax purposes. The differences relate principally to depreciation of property and equipment and treatment of revenue for franchise fees and regional developer fees collected. Deferred tax assets and liabilities represent the future tax consequence for those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Deferred taxes are also recognized for operating losses that are available to offset future taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

We account for uncertainty in income taxes by recognizing the tax benefit or expense from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the position. We measure the tax benefits and expenses recognized in the consolidated financial statements from such a position based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution.

For the year ended December 31, 2014 and, 2013, we recorded a liability for income taxes for operations and uncertain tax positions of approximately $122,000 and $148,000, respectively, of which $30,000 and $33,000 respectively, represent penalties and interest and recorded in the “other liabilities” section of the accompanying consolidated balance sheets. Interest and penalties associated with tax positions are recorded in the period assessed as general and administrative expenses. Our tax returns for tax years subject to examination by tax authorities include 2010 and 2011 through the current period for state and federal reporting purposes, respectively.

Earnings (Loss) per Common Share

Basic earnings (loss) per common share is computed by dividing the net earnings (loss) by the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per common share is computed by giving effect to all potentially dilutive common shares including preferred stock, restricted stock, and stock options.

	Year Ended December 31,
	2014	2013

Net income (loss)	$(3,031,220)	$155,635

Weighted average common shares outstanding - basic	5,451,851	5,313,665
Effect of dilutive securities:
Stock options	-	21,732
Shares issuable on conversion of preferred stock	-	1,335,000
Weighted average common shares outstanding - diluted	5,451,851	6,670,397

Basic earnings per share	$(0.56)	$0.03
Diluted earnings per share	$(0.56)	$0.02

The following table summarizes the potential shares of common stock that were excluded from diluted net loss per share, because the effect of including these potential shares was anti-dilutive:

	Year Ended December 31,
	2014	2013
Unvested restricted stock	590,873	-
Stock options	312,995	-
Warrants	90,000	-

Stock-Based Compensation

We account for share based payments by recognizing compensation expense based upon the estimated fair value of the awards on the date of grant. We determined the estimated grant-date fair value of restricted shares using quoted market prices and the grant-date fair value of stock options using the Black-Scholes option pricing model and recognize compensation costs ratably over the period of service using the straight-line method.

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Items subject to significant estimates and assumptions include the allowance for doubtful accounts, share-based compensation arrangements, fair value of stock options, useful lives and realizability of long-lived assets, classification of deferred revenue and deferred franchise costs and the related deferred tax assets and liabilities as long-term or current, uncertain tax positions and realizability of deferred tax assets.

Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (ASU 2014-09), which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU 2014-09 defines a five step process to achieve this core principle, and in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP. The standard is effective for annual periods beginning after December 15, 2016, and interim periods therein, using either of the following transition methods: (i) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (ii) a retrospective approach with the cumulative effect of initially adopting ASU 2014-09 recognized at the date of adoption (which includes additional footnote disclosures). We are currently evaluating the impact of our pending adoption of ASU 2014-09 on our consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, "Presentation of Financial Statements - Going Concern: Disclosures about an Entity’s Ability to Continue as a Going Concern." The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date the financial statements are issued. An entity must provide certain disclosures if conditions or events raise substantial doubt about the entity’s ability to continue as a going concern. The new guidance is effective for annual periods ending after December 15, 2016, and interim periods thereafter. We are currently evaluating the impact of the adoption of ASU No. 2014-15 on our consolidated financial statements.